UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended June 30, 2007

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                                         [ ]  is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Highlander Fund Management LLC (1)

Address: 411 West Putnam Avenue, Suite 450, Greenwich, CT 06830

Form 13F File Number:  28-11583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Christopher G. Altschul and Robert S. Feidelson are the officers of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
----------------------------------------------------------

Name: Christopher G. Altschul

Title:   President and Chief Investment Officer

Phone: 203-863-5460

Signature, Place, and Date of Signing:

/s/ Christopher G. Altschul      Greenwich, CT            08/14/07
           (Name)                (City, State)             (Date)

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     30 Items

Form 13F Information Table Value Total:     $ 207,737.98 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                                                                     VOTING
                                 TITLE OF                        VALUE      SHARES OR  SH/   INVESTMENT   OTHER     AUTHORITY
NAME OF ISSUER                    CLASS          CUSIP        (X $1,000)    PRN AMOUNT PRN   DISCRETION  MANAGERS     SOLE

AMR CORP                              COM        001765106     $ 8,300.25   315,000    SH      SOLE      NONE        315,000
ALLIED WASTE INDS INC            COM PAR$.01NEW  019589308     $ 6,057.00   450,000    SH      SOLE      NONE        450,000
ARCHER DANIELS MIDLAND CO             COM        039483102     $ 6,618.00   200,000    SH      SOLE      NONE        200,000
BAKER HUGHES INC                      COM        057224107     $ 6,267.69    74,500    SH      SOLE      NONE         74,500
CEMEX SAB DE CV                  SPON ADR 5 ORD  151290889     $ 7,011.00   190,000    SH      SOLE      NONE        190,000
CHESAPEAKE ENERGY CORP                COM        165167107     $ 6,920.00   200,000    SH      SOLE      NONE        200,000
CHICAGO BRIDGE & IRON CO N V     NY REGISTRY SH  167250109     $ 6,038.40   160,000    SH      SOLE      NONE        160,000
CONOCOPHILLIPS                        COM        20825C104     $ 7,850.00   100,000    SH      SOLE      NONE        100,000
DELTA AIR LINES INC DEL             COM NEW      247361702     $ 8,274.00   420,000    SH      SOLE      NONE        420,000
DENBURY RES INC                     COM NEW      247916208     $ 6,937.50   185,000    SH      SOLE      NONE        185,000
FEDEX CORP                            COM        31428X106     $ 5,548.50    50,000    SH      SOLE      NONE         50,000
FLUOR CORP NEW                        COM        343412102     $ 5,568.50    50,000    SH      SOLE      NONE         50,000
GENERAL MTRS CORP                     COM        370442105     $ 5,292.00   140,000    SH      SOLE      NONE        140,000
GOODRICH CORP                         COM        382388106     $ 8,934.00   150,000    SH      SOLE      NONE        150,000
GRANITE CONSTR INC                    COM        387328107     $ 7,252.34   113,000    SH      SOLE      NONE        113,000
HALLIBURTON CO                        COM        406216101     $ 4,864.50   141,000    SH      SOLE      NONE        141,000
ITT CORP NEW                          COM        450911102     $ 7,579.08   111,000    SH      SOLE      NONE        111,000
KBR INC                               COM        48242W106     $ 7,475.55   285,000    SH      SOLE      NONE        285,000
LYONDELL CHEMICAL CO                  COM        552078107     $ 8,352.00   225,000    SH      SOLE      NONE        225,000
MONSANTO CO NEW                       COM        61166W101     $ 8,104.80   120,000    SH      SOLE      NONE        120,000
NEWFIELD EXPL CO                      COM        651290108     $ 6,832.50   150,000    SH      SOLE      NONE        150,000
NORFOLK SOUTHERN CORP                 COM        655844108     $ 6,308.40   120,000    SH      SOLE      NONE        120,000
PRIDE INTL INC DEL                    COM        74153Q102     $ 7,492.00   200,000    SH      SOLE      NONE        200,000
RAYTHEON CO                         COM NEW      755111507     $ 7,275.15   135,000    SH      SOLE      NONE        135,000
TEXAS INDS INC                        COM        882491103     $ 7,605.77    97,000    SH      SOLE      NONE         97,000
TRINITY INDS INC                      COM        896522109     $ 7,401.80   170,000    SH      SOLE      NONE        170,000
US AIRWAYS GROUP INC                  COM        90341W108     $ 6,054.00   200,000    SH      SOLE      NONE        200,000
UNION PAC CORP                        COM        907818108     $ 6,218.10    54,000    SH      SOLE      NONE         54,000
UNITED TECHNOLOGIES CORP              COM        913017109     $ 7,447.65   105,000    SH      SOLE      NONE        105,000
WASTE MGMT INC DEL                    COM        94106L109     $ 5,857.50   150,000    SH      SOLE      NONE        150,000